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                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

                                                                    610-669-6893
                                                        edward_delk@vanguard.com


November 28, 2007


Christian Sandoe, Esq.
U.S. Securities & Exchange Commission   VIA ELECTRONIC FILING
100 F Street, N.E.
Washington, DC  20549

RE:      Vanguard Valley Forge Funds


Dear Mr. Sandoe,

     The  following  responds  to your  comments  of  November 9 and 13, 2007 on
Post-Effective   Amendment  No.  32  of  the   registration   statement  of  the
above-referenced registrant, which was filed on September 27, 2007.

COMMENT 1: PROSPECTUS - AN INTRODUCTION TO VANGUARD MANAGED PAYOUTFUNDS
-----------------------------------------------------------------------

Comment: Describe the fact that the Funds may make a 13th distribution as well as additional distributions.

Response: We have added the requested description.

Comment: Please confirm that Vanguard believes that "[t]he Funds' investment strategies are expected to generate positive long-term returns under most economic and market conditions with a moderate level of risk."

Response: The referenced sentence has been removed from each Fund Profile.

COMMENT 2: PROSPECTUS - FUND PROFILE - VANGUARD MANAGED PAYOUT REAL GROWTH FUND
-------------------------------------------------------------------------------


Comment: Please clarify the meaning of "combine a variety of asset classes and investments with relatively low or negative historical correlation . . . ."

Response: The referenced sentence has been removed from each Fund Profile.

COMMENT  3:  PROSPECTUS  -  FUND  PROFILE  -  VANGUARD  MANAGED  PAYOUT  CAPITAL
             PRESERVATION FUND
--------------------------------------------------------------------------------



Comment:  Do you believe this Fund can achieve its objective?

Response: Yes.

Christian Sandoe, Esq.
November 28, 2007
Page 2


COMMENT 4: PROSPECTUS - FUND PROFILE - SUMMARY OF PRIMARY RISKS
---------------------------------------------------------------

Comment: Please mention emerging markets risk within the description of "stock risk."

Response: The requested description has been added.

Comment: Please describe the extent to which the Managed Payout Funds will invest in "subprime" investments or "subprime" mortgage loans.

Response: The  Managed  Payout  Funds are not  expected  to invest  directly  in
          "subprime" investments or "subprime" mortgage loans. In addition, the Managed Payout Funds are not expected to have any material indirect exposure to "subprime" investments or "subprime" mortgage loans, although they should be expected to invest in stocks and bonds of banks, brokerage firms and other institutions that have exposure to the subprime lending business. As we discussed during our telephone call on November 13, 2007, Vanguard's response to this question is necessarily limited by the fact that we are not aware of any SEC-published definition, or any other legal definition, of a "subprime" investment or a "subprime" mortgage loan as you used those terms.

Comment: Please move the risk disclosure appearing under "Summary of Primary Risks" into each Fund Profile under the heading "Primary Risks."

Response: This change has been made.

COMMENT 5: PROSPECTUS - MORE ON THE FUNDS
-----------------------------------------


Comment: Please state whether the Funds' investment objectives are fundamental or non-fundamental.

Response: The requested statement has been added.

Comment: Under the heading "Security Selection," in the risk flag on asset allocation strategy risk, why do you state that "[e]ach Fund's asset allocation strategy . . . may involve more risk than other funds that invest only in stocks, bonds, and cash"?

Response: This statement reflects the potential additional risks associated with the use of commodity-linked investments and market neutral investments. Those risks are different from the risks of stocks, bonds, and cash.

Comment: Does the table of "U.S. Commodity Futures Returns" under the heading "Commodity-Linked Investments" present information that is indicative of what the commodity futures market would have looked like prior to the period covered by the table? The period covered by the table seems relatively short compared to the period covered by the table of "U.S. Stock Market Returns" under the heading "Stocks."

Response: The U.S. Commodity Futures Returns table presents information about the S&P GSCITM Total Return Index, which is a widely used barometer of commodity futures returns and, more generally, commodities activity. We are not aware of another widely used index of commodity futures performance that covers a significantly longer period of time than this index. Because the history of the S&P GSCI Total Return Index is relatively short, however, we have revised the prospectus to add a new table that illustrates the volatility of commodity futures prices as

Christian Sandoe, Esq.
November 28, 2007
Page 3


          reflected by the prices of physical commodities that are bought "on the spot." The additional table shows the best, worst, and average annual total returns for the U.S. commodity market as measured by the CRB Spot IndexTM over various periods from 1948 through 2006. (This index is a measure of price movements of 22 basic physical commodities whose markets are presumed to be among the first to be influenced by changes in economic conditions.) We are not aware of another widely used benchmark of commodity prices that covers a greater period of time than the the CRB Spot Index.


COMMENT 6:  SAI - INVESTMENT LIMITATIONS: ALL FUNDS
---------------------------------------------------

Comment: Please add disclosure indicating that (i) compliance with the Funds' investment limitations, except for borrowing, is measured at the time securities are purchased, and (ii) any borrowing in excess of the limits imposed by Section 18 of the 1940 Act must be reduced to such limits within three days (excluding Sundays and holidays).

Response: We have modified the disclosure as follows (additions appear as underlined text):

          "Compliance with the investment limitations set forth above is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act, if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All investment limitations must comply with applicable regulatory requirements. For more details, see "Investment Policies."

                                    * * * * *

     In addition to making changes in response to your comments, we have made additional changes, the most significant of which are summarized below.

1. FUND NAMES AND INVESTMENT OBJECTIVES. We have revised the Funds' names to be more reflective of their respective investment objectives. We also simplified the wording of the Funds' investment objectives.

2. PRIMARY INVESTMENT STRATEGIES. We have revised the Primary Investment Strategies section of each Fund Profile as follows:


     a. The introductory paragraph has been simplified but also revised to reflect the degree of flexibility the Funds have in the allocation of their assets.

     b. The description of "Stocks" reflects a change in the underlying stock index funds that are likely to be used to create stock exposure. The description was also revised to include the Vanguard REIT Index, which was formerly listed under the heading "Real Estate Investments".

Christian Sandoe, Esq.
November 28, 2007
Page 4



     c. A new heading called "Other Investments" has been added to cover two previously-listed investment categories (Commodity-Linked Investments and Market Neutral Investments)(1) as well as a new investment category. The new investment category is called "Investments in a Prospective Absolute Return Fund." The text that follows describes, among other things, the fact that it is possible, but not yet decided, that Vanguard may establish and manage a private investment fund ("absolute return fund") that uses multiple absolute return investment strategies. The text also describes the fact that it is possible, but not yet decided, that the Managed Payout Funds may in the future invest in the absolute return fund. The text goes on to describe the absolute return fund in further detail. If the absolute return fund is established and approved for investment by the Managed Payout Funds, each Fund expects to adhere to a policy (which can be changed only by the board of trustees) that it will not invest more than 40% of its assets in the absolute return fund under any circumstances.(2)

3. PRIMARY RISKS. We have revised the Primary Risks section of each Fund Profile as follows:

     a.   Risks relating to the managed distribution policy have been added.

     b. The risks previously described under the heading "Asset allocation strategy risk" have been merged into the more appropriate heading "Manager risk." The risks described under "Manager risk" have been updated for clarity.

     c. "Stock risk" has been expanded to include the risk that previously appeared under the heading "Real estate investment risk" (now called "REIT stock risk"). "Inflation-linked investment risk" has been moved but is unchanged except for the inclusion of the word "primarily."

     d. "Commodity-linked investment risk" has been moved and expanded to cover more fully the risks of derivatives.

     e. "Market neutral investment risk" has been moved and remains unchanged except to the extent needed to make "short sale risk" more general and thus applicable (by reference) to the absolute return fund.

     f. A new category of risks has been added to address the prospective absolute return fund.

4. FEES AND EXPENSES. We have revised the fees and expenses table in each Fund Profile to update the expense ratios and add footnote disclosure. We also added a "Plain Talk About Acquired Fund Short Sale Dividend Expenses."


---------------------------
(1) The disclosure under Commodity-Linked Investments and Market Neutral Investments is unchanged from the original version except for the deletion of the following text that formerly appeared at the end of the fourth sentence under Market Neutral Investments: "to the extent consistent with the advisors' individual investment decisions to create exposure to specific risk factors."

(2) See Cornish & Carey Commercial, Inc., SEC No-Action Letter (pub. avail. June 21, 1996); see also The France Growth Fund, Inc., SEC No-Action Letter (pub. avail. July 15, 2003).

Christian Sandoe, Esq.
November 28, 2007
Page 5



5. ADDITIONAL INFORMATION. We expanded the description of distributions , and added a description of the potential for additional distributions beyond the twelve scheduled monthly distributions per calendar year, under the heading "Additional Information." We also provided certain missing information.

6. PART 4 OF THE PROSPECTUS. We have revised part 4 of the prospectus to conform to the changes described above in part 2 of the prospectus. We also added a "Plain Talk About Absolute Return Investing."




COMMENT:   TANDY REQUIREMENTS
------------------------------------
As required by the SEC, each Fund acknowledges that:

o The Fund is responsible for the adequacy and accuracy of the disclosure in the filing.

o Staff comments or changes in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

o The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please contact me at (610) 669-6893 with any questions or comments regarding the above responses and explanations.



                                              Sincerely,


                                              Edward C. Delk
                                              Principal, Securities Regulation,
                                              Legal Department

November 28, 2007



U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD VALLEY FORGE FUNDS--461(A) REQUEST FOR
     ACCELERATION OF EFFECTIVENESS
     FILE NO.  333-48863
     ----------------------------------------------------------------

Commissioners:


Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Valley Forge Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the Trust's registration statement on Form N-1A be accelerated to Tuesday, December 11, 2007. Post-Effective Amendment No.33 to the registration statement has been filed today, November 28, 2007.



Sincerely,


VANGUARD VALLEY FORGE FUNDS



----------------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President


VANGUARD MARKETING CORPORATION, Distributor



----------------------------------
Name: Michael Kimmel
Title: Secretary


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission